DERIVATIVE FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Derivative assets
Gross Amounts	$ 313	$ 703
Net Amounts Presented	313	703
Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset	313	703
Derivative liabilities
Gross Amounts	2,456	5,318
Net Amounts Presented	2,456	5,318
Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset	$ 2,456	$ 5,318